Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current
Accounts receivable	¥ 27	$ 4	¥ 73
Other receivables	0	0	0
Inventory impairment	1,117	176	1,181
Allowance for impairment	0	0	5,693
Deferred tax assets - current	1,144	180	6,947
Non-current
Property, plant and equipment, principally due to differences in depreciation	211	33	352
Construction in progress, principally due to capitalized interest	(1,500)	(236)	(1,555)
Lease prepayments, principally due to differences in charges	(289)	(45)	(299)
Allowance for advanced to supplier-long term	16	3	155
Net loss carryforward	0	0	0
Deferred tax assets - non current	(1,562)	(245)	(1,347)
Net deferred income tax assets	¥ (418)	$ (65)	¥ 5,600